CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 192,605	$ 29,397	¥ 342,504	¥ 478,200	¥ 800,997
Restricted cash	41,114	6,275	454,931	706,988	1,011,705
Cash, cash equivalents and restricted cash reclassified as held for sale assets				25,074	1,001,325
Total cash, cash equivalents and restricted cash	¥ 233,719	$ 35,672	¥ 797,435	¥ 1,210,262	¥ 2,814,027